VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 94.9%
Argentina : 5.0%
Arcor SAIC 144A
7.60%, 07/31/33 $ 525 $ 525,000
Banco de Galicia y Buenos
Aires SAU 144A
7.75%, 10/10/28 450 463,032
Banco Macro SA 144A
8.00%, 06/23/29 550 552,310
Generacion Mediterranea
SA / Central Termica Roca
SA 144A
11.00%, 11/01/31 475 280,271
IRSA Inversiones y
Representaciones SA 144A
8.00%, 03/31/35 450 456,525
MSU Energy SA 144A
9.75%, 12/05/30 550 510,125
Pampa Energia SA 144A
7.88%, 12/16/34 1,000 1,008,000
7.95%, 09/10/31 625 642,286
Pan American Energy LLC
144A
8.50%, 04/30/32 600 647,574
Pluspetrol SA 144A
8.50%, 05/30/32 900 920,250
Tecpetrol SA 144A
7.62%, 01/22/33 575 591,790
Telecom Argentina SA 144A
9.25%, 05/28/33 1,500 1,552,128
9.50%, 07/18/31 1,225 1,302,297
Transportadora de Gas del
Sur SA 144A
8.50%, 07/24/31 725 767,305
Vista Energy Argentina SAU
144A
7.62%, 12/10/35 875 859,644
8.50%, 06/10/33 750 770,438
YPF Energia Electrica SA
144A
7.88%, 10/16/32 600 604,445
YPF SA 144A
6.95%, 07/21/27 950 950,606
7.00%, 09/30/33 (s) 825 790,329
7.00%, 12/15/47 805 688,728
8.25%, 01/17/34 1,625 1,643,671
8.50%, 06/27/29 587 603,528
8.75%, 09/11/31 775 808,339
9.00%, 06/30/29 (s) 1,175 1,216,270
9.50%, 01/17/31 1,175 1,244,119
20,399,010
Austria : 0.2%
Iochpe-Maxion Austria
GmbH / Maxion Wheels de
Mexico S de RL de CV 144A
5.00%, 05/07/28 250 241,503
LD Celulose International
GmbH 144A
Par
(000’s) Value
Austria (continued)
7.95%, 01/26/32 † $ 450 $ 470,756
712,259
Azerbaijan : 0.3%
State Oil Co. of the
Azerbaijan Republic Reg S
6.95%, 03/18/30 1,075 1,145,087
Underline
Bahrain : 0.9%
Bapco Energies BSCC 144A
7.50%, 10/25/27 1,400 1,442,082
8.38%, 11/07/28 650 691,855
BBK BSC Reg S
6.88%, 06/06/29 700 709,180
Mumtalakat Sukuk Holding
Co. Reg S
4.10%, 01/21/27 800 776,638
3,619,755
Bermuda : 0.3%
Digicel Group Holdings Ltd.
144A
0.00%, 12/31/30 ^∞ 332 3,320
Digicel Midco Ltd. / Difl US
II LLC
10.50%, 11/25/28 400 403,000
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 975 958,077
1,364,397
Brazil : 6.2%
Amaggi Luxembourg
International Sarl 144A
5.25%, 01/28/28 500 492,167
B3 SA - Brasil Bolsa Balcao
144A
4.12%, 09/20/31 375 341,899
Banco Bradesco SA 144A
6.50%, 01/22/30 † 650 678,925
Banco do Brasil SA 144A
6.00%, 03/18/31 500 507,729
Banco Votorantim SA 144A
5.88%, 04/08/28 425 433,712
Braskem America Finance
Co. 144A
7.12%, 07/22/41 400 266,222
Braskem Idesa SAPI 144A
7.45%, 11/15/29 † 1,275 900,690
Braskem Netherlands
Finance BV 144A
4.50%, 01/10/28 † 850 649,347
4.50%, 01/31/30 † 1,000 710,922
5.88%, 01/31/50 † 500 298,074
7.25%, 02/13/33 † 675 481,652
Brazil Minas SPE via State of
Minas Gerais 144A
5.33%, 02/15/28 227 225,712
BRF SA 144A
4.88%, 01/24/30 375 360,488
5.75%, 09/21/50 525 432,233

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Brazil (continued)
Caixa Economica Federal
144A
5.62%, 05/13/30 $ 450 $ 451,294
Centrais Eletricas Brasileiras
SA 144A
4.62%, 02/04/30 575 546,669
6.50%, 01/11/35 500 497,500
Cosan Luxembourg SA 144A
5.50%, 09/20/29 350 342,362
CSN Inova Ventures 144A
6.75%, 01/28/28 † 925 881,497
ERO Copper Corp. 144A
6.50%, 02/15/30 250 247,155
Globo Comunicacao e
Participacoes SA 144A
4.88%, 01/22/30 225 213,900
5.50%, 01/14/32 225 211,815
Itau Unibanco Holding SA
144A
6.00%, 02/27/30 † 750 769,219
Klabin Austria GmbH 144A
3.20%, 01/12/31 325 288,774
5.75%, 04/03/29 525 530,196
7.00%, 04/03/49 478 485,877
MARB BondCo PLC 144A
3.95%, 01/29/31 875 777,538
MV24 Capital BV 144A
6.75%, 06/01/34 549 547,065
Natura &Co. Luxembourg
Holdings Sarl 144A
4.12%, 05/03/28 300 285,451
NBM US Holdings, Inc. 144A
6.62%, 08/06/29 300 302,833
Petrobras Global Finance BV
5.09%, 01/15/30 275 272,736
5.60%, 01/03/31 525 531,968
5.62%, 05/20/43 200 170,523
5.75%, 02/01/29 † 300 306,610
6.00%, 01/27/28 † 700 711,208
6.75%, 01/27/41 450 442,791
6.85%, 06/05/15 950 849,736
6.88%, 01/20/40 455 456,599
6.90%, 03/19/49 300 284,706
7.25%, 03/17/44 550 559,080
7.38%, 01/17/27 450 464,035
Rede D'or Finance Sarl 144A
4.50%, 01/22/30 599 570,327
4.95%, 01/17/28 350 346,902
Rio Oil Finance Trust Series
2018-1 144A
8.20%, 04/06/28 206 212,591
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 400 398,891
Samarco Mineracao SA 144A
9.50%, 06/30/31 3,017 2,989,688
Simpar Europe SA 144A
5.20%, 01/26/31 325 260,406
Par
(000’s) Value
Brazil (continued)
Tupy Overseas SA 144A
4.50%, 02/16/31 $ 250 $ 217,134
Ultrapar International SA
144A
5.25%, 10/06/26 300 299,816
5.25%, 06/06/29 200 199,598
Usiminas International Sarl
144A
7.50%, 01/27/32 400 410,100
XP, Inc. 144A
6.75%, 07/02/29 400 408,319
25,522,681
British Virgin Islands : 0.1%
Studio City Co. Ltd. 144A
7.00%, 02/15/27 500 503,717
Underline
Canada : 2.3%
Capstone Copper Corp. 144A
6.75%, 03/31/33 900 917,841
First Quantum Minerals Ltd.
144A
8.00%, 03/01/33 1,500 1,547,508
8.62%, 06/01/31 1,925 2,006,820
9.38%, 03/01/29 2,350 2,493,259
Frontera Energy Corp. 144A
7.88%, 06/21/28 450 313,162
Gran Tierra Energy, Inc. 144A
9.50%, 10/15/29 1,125 940,702
Ivanhoe Mines Ltd. 144A
7.88%, 01/23/30 † 1,100 1,106,337
9,325,629
Cayman Islands : 6.4%
Alpha Star Holding IX Ltd.
Reg S
7.00%, 08/26/28 200 204,839
Arabian Centres Sukuk II Ltd.
144A
5.62%, 10/07/26 1,700 1,607,004
Arabian Centres Sukuk III
Ltd. Reg S
9.50%, 03/06/29 † 800 818,744
Arada Sukuk 2 Ltd. Reg S
8.00%, 06/24/29 600 620,001
Arada Sukuk Ltd. Reg S
8.12%, 06/08/27 1,000 1,026,875
Banco Bradesco SA 144A
4.38%, 03/18/27 400 398,375
Banco BTG Pactual SA 144A
5.75%, 01/22/30 350 351,466
6.25%, 04/08/29 350 360,699
Banco do Brasil SA 144A
3.25%, 09/30/26 550 539,184
4.88%, 01/11/29 300 294,956
6.25%, 04/18/30 525 537,906
Bapco Energies Sukuk Ltd.
144A
5.25%, 04/08/29 1,500 1,481,154
Bapco Energies Sukuk Ltd.
Reg S

Par
(000’s) Value
Cayman Islands (continued)
6.25%, 01/29/35 $ 450 $ 457,265
6.62%, 05/25/33 1,350 1,399,436
Binghatti Sukuk SPC Ltd.
Reg S
9.62%, 02/28/27 † 700 725,370
C&W Senior Finance Ltd.
144A
9.00%, 01/15/33 1,100 1,135,347
CT Trust 144A
5.12%, 02/03/32 1,125 1,058,982
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
8.00%, 02/25/29 † 1,800 1,864,350
EDO Sukuk Ltd. 144A
5.66%, 07/03/31 1,125 1,156,866
GFH Senior Sukuk Ltd. Reg S
7.50%, 11/06/29 † 800 801,965
Ittihad International Ltd.
144A
9.75%, 11/09/28 700 736,979
Kingston Airport Revenue
Finance Ltd. 144A
6.75%, 12/15/36 800 805,180
Kt21 T2 Co. Ltd. Reg S
6.12% (US Treasury
Yield Curve Rate T 5
Year+5.33%), 12/16/31 350 346,880
Liberty Costa Rica Senior
Secured Finance 144A
10.88%, 01/15/31 600 639,489
MAF Global Securities Ltd.
Reg S
7.88% (US Treasury
Yield Curve Rate T 5
Year+4.89%), 06/30/27
(o) 800 826,930
Melco Resorts Finance Ltd.
144A
7.62%, 04/17/32 1,100 1,132,261
Montego Bay Airport
Revenue Finance Ltd. 144A
6.60%, 06/15/35 600 600,801
Omniyat Sukuk 1 Ltd. Reg S
8.38%, 05/06/28 900 931,712
Oryx Funding Ltd. 144A
5.80%, 02/03/31 900 925,949
Otel Sukuk Ltd. 144A
5.38%, 01/24/31 700 709,289
Poinsettia Finance Ltd. Reg S
6.62%, 06/17/31 378 354,493
Sable International Finance
Ltd. 144A
7.12%, 10/15/32 1,500 1,501,752
26,352,499
Chile : 1.8%
AES Andes SA 144A
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55 800 839,226
Par
(000’s) Value
Chile (continued)
Agrosuper SA 144A
4.60%, 01/20/32 $ 775 $ 726,592
CAP SA 144A
3.90%, 04/27/31 450 357,473
Falabella SA 144A
3.38%, 01/15/32 925 805,393
Latam Airlines Group SA
144A
7.62%, 01/07/31 900 930,600
7.88%, 04/15/30 † 2,350 2,434,013
Telefonica Moviles Chile SA
144A
3.54%, 11/18/31 800 527,000
VTR Comunicaciones SpA
144A
4.38%, 04/15/29 400 367,366
VTR Finance NV 144A
6.38%, 07/15/28 650 631,311
7,618,974
China : 8.0%
CFAMC III Co. Ltd. Reg S
4.25%, 11/07/27 1,500 1,481,235
4.75%, 04/27/27 1,250 1,250,312
4.95%, 11/07/47 750 659,595
CFAMC IV Co. Ltd. Reg S
4.50%, 05/29/29 750 734,497
Champion Path Holdings
Ltd. Reg S
4.85%, 01/27/28 † 675 656,207
Chengdu ETDZ State-owned
Investment Group Co. Ltd.
Reg S
6.50%, 11/18/27 500 483,142
China CITIC Bank
International Ltd. Reg S
4.80% (US Treasury
Yield Curve Rate T 5
Year+2.10%), 04/22/27
(o) 900 899,038
China Hongqiao Group Ltd.
Reg S
7.05%, 01/10/28 500 516,675
Fortune Star BVI Ltd. Reg S
5.05%, 01/27/27 1,100 1,075,231
8.50%, 05/19/28 350 359,971
Franshion Brilliant Ltd. Reg S
4.25%, 07/23/29 850 768,497
Glory Health Industry Ltd.
Reg S
14.25%, 01/25/24 (d) * 200 11,042
Greentown China Holdings
Ltd. Reg S
8.45%, 02/24/28 700 719,739
Health & Happiness H&H
International Holdings Ltd.
Reg S
9.12%, 07/24/28 400 414,419
Industrial & Commercial
Bank of China Ltd. Reg S

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
3.20% (US Treasury
Yield Curve Rate T 5
Year+2.37%), 09/24/26
(o) $ 9,030 $ 8,868,593
Longfor Group Holdings Ltd.
Reg S
3.95%, 09/16/29 † 600 495,901
4.50%, 01/16/28 800 723,569
Melco Resorts Finance Ltd.
144A
5.38%, 12/04/29 1,700 1,628,720
5.62%, 07/17/27 † 925 923,601
5.75%, 07/21/28 1,250 1,226,989
MGM China Holdings Ltd.
144A
4.75%, 02/01/27 1,100 1,089,960
7.12%, 06/26/31 † 750 782,463
Mongolian Mining Corp.
144A
8.44%, 04/03/30 200 193,095
Nanyang Commercial Bank
Ltd. Reg S
6.50% (US Treasury
Yield Curve Rate T 5
Year+3.51%), 04/28/27
(o) 1,050 1,061,754
7.35% (US Treasury
Yield Curve Rate T 5
Year+3.16%), 09/07/28
(o) 400 413,924
RKPF Overseas 2019 E Ltd.
Reg S
7.75% (US Treasury
Yield Curve Rate T 5
Year+6.00%), 05/18/28
(o) 400 45,816
RKPF Overseas 2020 A Ltd.
Reg S
5.12%, 01/26/30 640 139,472
5.20%, 07/12/29 548 129,761
Seaspan Corp. 144A
5.50%, 08/01/29 1,050 1,000,747
Studio City Finance Ltd. 144A
5.00%, 01/15/29 1,689 1,562,791
6.50%, 01/15/28 675 668,693
Vanke Real Estate Hong
Kong Co. Ltd. Reg S
3.50%, 11/12/29 650 475,804
3.98%, 11/09/27 1,300 1,053,763
YANGZHOU ECONOMIC +
TECH Reg S
4.98%, 03/19/28 600 601,474
33,116,490
Colombia : 5.9%
Aris Mining Corp. 144A
8.00%, 10/31/29 675 694,683
Banco Davivienda SA 144A
Par
(000’s) Value
Colombia (continued)
8.12% (US Treasury
Yield Curve Rate T 5
Year+4.59%), 07/02/35 $ 750 $ 764,993
Banco de Bogota SA 144A
4.38%, 08/03/27 675 667,537
Canacol Energy Ltd. 144A
5.75%, 11/24/28 700 211,535
Ecopetrol SA
4.62%, 11/02/31 1,120 967,946
5.88%, 05/28/45 1,825 1,295,224
5.88%, 11/02/51 725 495,495
6.88%, 04/29/30 1,850 1,853,014
7.38%, 09/18/43 † 758 653,801
7.75%, 02/01/32 1,650 1,644,142
8.38%, 01/19/36 1,675 1,655,171
8.62%, 01/19/29 1,225 1,315,340
8.88%, 01/13/33 2,100 2,203,883
Empresas Publicas de
Medellin ESP 144A
4.25%, 07/18/29 1,550 1,437,025
4.38%, 02/15/31 † 825 742,738
Geopark Ltd. 144A
8.75%, 01/31/30 700 605,721
Grupo Aval Ltd. 144A
4.38%, 02/04/30 1,550 1,424,727
Grupo Nutresa SA 144A
8.00%, 05/12/30 1,500 1,584,750
9.00%, 05/12/35 † 1,500 1,643,337
Oleoducto Central SA 144A
4.00%, 07/14/27 650 634,060
Orazul Energy Peru SA 144A
5.62%, 04/28/27 550 546,032
Telecomunicaciones
Digitales SA 144A
4.50%, 01/30/30 850 798,660
Termocandelaria Power SA
144A
7.75%, 09/17/31 600 618,369
24,458,183
Costa Rica : 0.3%
Instituto Costarricense de
Electricidad 144A
6.38%, 05/15/43 775 714,728
6.75%, 10/07/31 450 466,738
1,181,466
Cyprus : 0.1%
MHP Lux SA 144A
6.25%, 09/19/29 450 367,216
Underline
Czech Republic : 0.5%
Czechoslovak Group AS
144A
6.50%, 01/10/31 1,500 1,521,497
Energo-Pro AS 144A
11.00%, 11/02/28 400 428,369
1,949,866
Dominican Republic : 0.3%
Aeropuertos Dominicanos
Siglo XXI SA 144A

Par
(000’s) Value
Dominican Republic (continued)
7.00%, 06/30/34 $ 750 $ 774,577
Empresa Generadora de
Electricidad Haina SA 144A
5.62%, 11/08/28 500 479,403
1,253,980
Georgia : 0.4%
Georgia Global Utilities JSC
144A
8.88%, 07/25/29 400 417,931
Georgian Railway JSC 144A
4.00%, 06/17/28 775 713,230
Silknet JSC 144A
8.38%, 01/31/27 475 478,571
1,609,732
Guatemala : 0.4%
Central American Bottling
Corp. / CBC Bottling
Holdco SL / Beliv Holdco
SL 144A
5.25%, 04/27/29 1,600 1,556,404
Underline
Hungary : 0.6%
OTP Bank Nyrt Reg S
7.30% (US Treasury
Yield Curve Rate T 5
Year+2.86%), 07/30/35 600 624,379
8.75% (US Treasury
Yield Curve Rate T 5
Year+5.06%), 05/15/33 1,550 1,665,099
2,289,478
India : 4.0%
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 596 551,700
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 418 337,108
Continuum Green Energy
India Pvt / Co.-Issuers
144A
7.50%, 06/26/33 965 995,243
Delhi International Airport
Ltd. 144A
6.12%, 10/31/26 825 833,818
6.45%, 06/04/29 700 721,563
GMR Hyderabad
International Airport Ltd.
144A
4.25%, 10/27/27 550 537,490
HPCL-Mittal Energy Ltd.
Reg S
5.25%, 04/28/27 550 546,725
5.45%, 10/22/26 400 398,702
IIFL Finance Ltd. 144A
8.75%, 07/24/28 650 661,116
Par
(000’s) Value
India (continued)
IRB Infrastructure
Developers Ltd. 144A
7.11%, 03/11/32 $ 1,200 $ 1,212,792
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 756 698,946
JSW Infrastructure Ltd. 144A
4.95%, 01/21/29 600 591,240
JSW Steel Ltd. 144A
3.95%, 04/05/27 750 729,990
5.05%, 04/05/32 725 681,581
Manappuram Finance Ltd.
Reg S
7.38%, 05/12/28 400 410,114
Muthoot Finance Ltd. 144A
6.38%, 04/23/29 1,000 1,001,177
7.12%, 02/14/28 1,100 1,125,925
Piramal Finance Ltd. Reg S
7.80%, 01/29/28 600 609,457
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 850 805,713
SAEL/SPREPL/SSSPL/JGPEPL/
SKREPL/UBEPL 144A
7.80%, 07/31/31 485 473,686
Sammaan Capital Ltd. 144A
9.70%, 07/03/27 500 510,215
Shriram Finance Ltd. 144A
6.15%, 04/03/28 † 750 756,678
6.62%, 04/22/27 1,100 1,122,405
16,313,384
Indonesia : 0.6%
Bakrie Telecom Pte Ltd.
Reg S
11.50%, 05/07/15 (d) * 111 427
Indika Energy Tbk PT 144A
8.75%, 05/07/29 700 677,021
Nickel Industries Ltd. 144A
11.25%, 10/21/28 700 739,908
Pakuwon Jati Tbk PT Reg S
4.88%, 04/29/28 600 586,955
Sorik Marapi Geothermal
Power PT 144A
7.75%, 08/05/31 494 500,081
2,504,392
Israel : 2.6%
Energean Israel Finance Ltd.
144A Reg S
8.50%, 09/30/33 1,115 1,158,707
Leviathan Bond Ltd. 144A
Reg S
6.50%, 06/30/27 885 881,460
6.75%, 06/30/30 825 816,750
Teva Pharmaceutical Finance
Co. LLC
6.15%, 02/01/36 † 883 898,224
Teva Pharmaceutical Finance
Netherlands III BV

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Israel (continued)
3.15%, 10/01/26 $ 3,800 $ 3,719,242
4.10%, 10/01/46 2,248 1,602,804
6.75%, 03/01/28 † 1,410 1,458,463
10,535,650
Kazakhstan : 0.1%
ForteBank JSC 144A
7.75%, 02/04/30 600 611,083
Underline
Luxembourg : 3.3%
Acu Petroleo Luxembourg
Sarl 144A
7.50%, 01/13/32 398 401,024
Aegea Finance Sarl 144A
6.75%, 05/20/29 350 353,496
9.00%, 01/20/31 † 625 672,335
Ambipar Lux Sarl 144A
9.88%, 02/06/31 400 362,920
10.88%, 02/05/33 300 270,707
Constellation Oil Services
Holding SA 144A
9.38%, 11/07/29 450 461,417
Cosan Luxembourg SA 144A
7.25%, 06/27/31 250 257,824
CSN Resources SA 144A
4.62%, 06/10/31 550 433,998
5.88%, 04/08/32 350 289,015
8.88%, 12/05/30 500 496,124
Energean Israel Finance Ltd.
144A Reg S
5.38%, 03/30/28 915 882,689
5.88%, 03/30/31 925 867,083
FORESEA Holding SA 144A
7.50%, 06/15/30 200 192,731
FS Luxembourg Sarl 144A
8.62%, 06/25/33 200 199,650
8.88%, 02/12/31 400 415,414
MC Brazil Downstream
Trading Sarl 144A
7.25%, 06/30/31 1,072 875,698
Mexico Remittances
Funding Fiduciary Estate
Management Sarl 144A
12.50%, 10/15/31 500 504,950
Minerva Luxembourg SA
144A
4.38%, 03/18/31 700 626,968
8.88%, 09/13/33 675 735,336
Movida Europe SA 144A
7.85%, 04/11/29 350 331,472
Oceanica Lux 144A
13.00%, 10/02/29 275 259,188
OHI Group SA 144A
13.00%, 07/22/29 600 633,900
Poinsettia Finance Ltd. 144A
6.62%, 06/17/31 264 248,145
Puma International
Financing SA 144A
7.75%, 04/25/29 775 801,903
Par
(000’s) Value
Luxembourg (continued)
Rumo Luxembourg Sarl
144A
4.20%, 01/18/32 $ 325 $ 295,563
Saavi Energia Sarl 144A
8.88%, 02/10/35 † 1,700 1,771,485
13,641,035
Mauritius : 1.9%
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 453 441,377
CA Magnum Holdings 144A
5.38%, 10/31/26 1,525 1,519,157
Greenko Power II Ltd. 144A
4.30%, 12/13/28 1,097 1,040,596
Greenko Wind Projects
Mauritius Ltd. 144A
7.25%, 09/27/28 1,650 1,680,866
India Clean Energy Holdings
144A
4.50%, 04/18/27 550 533,715
India Green Power Holdings
144A
4.00%, 02/22/27 650 634,327
Liquid Telecommunications
Financing PLC 144A
5.50%, 09/04/26 875 747,824
UPL Corp. Ltd. Reg S
4.50%, 03/08/28 400 385,055
4.62%, 06/16/30 800 729,094
7,712,011
Mexico : 5.1%
Alsea SAB de CV 144A
7.75%, 12/14/26 725 725,318
Banco Nacional de Comercio
Exterior SNC 144A
2.72% (US Treasury
Yield Curve Rate T 5
Year+2.00%), 08/11/31 775 747,523
Braskem Idesa SAPI 144A
6.99%, 02/20/32 † 1,700 1,143,523
Cemex SAB de CV 144A
5.12% (US Treasury
Yield Curve Rate T 5
Year+4.53%), 06/08/26
(o) 1,500 1,487,116
Grupo Aeromexico SAB de
CV 144A
8.25%, 11/15/29 † 750 739,875
8.62%, 11/15/31 † 900 879,750
Grupo KUO SAB De CV 144A
5.75%, 07/07/27 625 617,864
Metalsa Sapi De Cv 144A
3.75%, 05/04/31 † 450 374,897
Nemak SAB de CV 144A
3.62%, 06/28/31 775 657,229
Petroleos Mexicanos
5.35%, 02/12/28 500 487,818
5.50%, 06/27/44 175 125,668
5.62%, 01/23/46 175 124,443

Par
(000’s) Value
Mexico (continued)
5.95%, 01/28/31 † $ 950 $ 882,381
6.35%, 02/12/48 425 326,291
6.38%, 01/23/45 325 245,622
6.49%, 01/23/27 375 375,915
6.50%, 03/13/27 1,025 1,026,045
6.50%, 01/23/29 † 300 299,288
6.50%, 06/02/41 375 297,280
6.62%, 06/15/35 675 602,119
6.62%, 06/15/38 150 124,194
6.70%, 02/16/32 1,700 1,621,500
6.75%, 09/21/47 1,400 1,085,348
6.84%, 01/23/30 600 590,810
6.88%, 08/04/26 † 525 527,437
6.95%, 01/28/60 950 733,889
7.69%, 01/23/50 2,000 1,696,777
8.75%, 06/02/29 500 527,241
10.00%, 02/07/33 † 475 529,974
Total Play
Telecomunicaciones SA de
CV 144A
11.12%, 12/31/32 1,450 1,399,141
21,002,276
Mongolia : 0.3%
Golomt Bank 144A
11.00%, 05/20/27 625 648,005
Trade & Development Bank
of Mongolia LLC Reg S
8.50%, 12/23/27 450 439,746
1,087,751
Morocco : 2.2%
OCP SA 144A
3.75%, 06/23/31 1,125 1,017,367
5.12%, 06/23/51 1,100 847,307
6.10%, 04/30/30 1,100 1,120,419
6.70%, 03/01/36 1,475 1,495,303
6.75%, 05/02/34 2,050 2,136,551
6.88%, 04/25/44 900 881,425
7.50%, 05/02/54 1,350 1,366,468
8,864,840
Netherlands : 2.0%
Braskem Netherlands
Finance BV 144A
8.00%, 10/15/34 675 480,600
8.50%, 01/12/31 575 454,260
Petrobras Global Finance BV
5.50%, 06/10/51 371 290,537
6.00%, 01/13/35 † 625 606,709
6.50%, 07/03/33 632 650,685
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 1,125 1,117,997
5.12%, 05/09/29 † 1,230 1,230,526
6.00%, 12/01/32 175 178,413
7.88%, 09/15/29 675 736,911
8.12%, 09/15/31 † 550 622,822
Teva Pharmaceutical Finance
Netherlands IV BV
5.75%, 12/01/30 475 482,269
Par
(000’s) Value
Netherlands (continued)
Yinson Bergenia Production
BV 144A
8.50%, 01/31/45 $ 800 $ 826,154
Yinson Boronia Production
BV 144A
8.95%, 07/31/42 662 715,244
8,393,127
Nigeria : 0.7%
Access Bank PLC 144A
6.12%, 09/21/26 800 798,763
Fidelity Bank PLC 144A
7.62%, 10/28/26 600 603,061
SEPLAT Energy PLC 144A
9.12%, 03/21/30 1,000 1,033,201
United Bank for Africa PLC
144A
6.75%, 11/19/26 475 473,606
2,908,631
Oman : 1.7%
EDO Sukuk Ltd. 144A
5.88%, 09/21/33 † 1,500 1,560,074
Mazoon Assets Co. SAOC
144A
5.20%, 11/08/27 700 705,599
5.25%, 10/09/31 1,125 1,132,289
5.50%, 02/14/29 775 790,898
OmGrid Funding Ltd. 144A
5.20%, 05/16/27 700 704,123
OQ SAOC 144A
5.12%, 05/06/28 1,150 1,157,579
Oztel Holdings SPC Ltd. 144A
6.62%, 04/24/28 1,000 1,045,046
7,095,608
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 650 582,173
Underline
Panama : 1.1%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 1,929 1,763,110
Banco General SA 144A
5.25% (US Treasury
Yield Curve Rate T 10
Year+3.67%), 05/07/31
(o) 575 541,483
Banistmo SA 144A
4.25%, 07/31/27 550 540,906
Empresa de Transmision
Electrica SA 144A
5.12%, 05/02/49 800 586,136
Global Bank Corp. 144A
5.25% (ICE LIBOR USD
3 Month+3.30%),
04/16/29 500 489,945
Multibank, Inc. 144A

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Panama (continued)
7.75%, 02/03/28 $ 450 $ 466,254
4,387,834
Paraguay : 0.2%
Frigorifico Concepcion SA
144A
7.70%, 07/21/28 425 319,522
Rutas 2 & 7 Finance Ltd.
144A
0.00%, 09/30/36 ^ 652 480,392
799,914
Peru : 2.3%
Auna SA 144A
10.00%, 12/18/29 500 527,728
Banco BBVA Peru SA 144A
6.20% (US Treasury
Yield Curve Rate T 5
Year+2.00%), 06/07/34 450 466,513
Banco Internacional del Peru
SAA Interbank 144A
6.40% (US Treasury
Yield Curve Rate T 5
Year+2.07%), 04/30/35 500 512,375
7.62% (US Treasury
Yield Curve Rate T 1
Year+3.65%), 01/16/34 425 450,687
Camposol SA 144A
6.00%, 02/03/27 425 419,272
Cia de Minas Buenaventura
SAA 144A
6.80%, 02/04/32 950 972,657
InRetail Shopping Malls 144A
5.75%, 04/03/28 525 524,782
Minsur SA 144A
4.50%, 10/28/31 800 751,906
Peru LNG Srl 144A
5.38%, 03/22/30 1,188 1,132,448
Petroleos del Peru SA 144A
4.75%, 06/19/32 1,575 1,259,961
5.62%, 06/19/47 2,850 1,923,689
San Miguel Industrias PET
SA / NG PET R&P Latin
America SA 144A
3.75%, 08/02/28 625 594,244
9,536,262
Poland : 0.3%
Canpack SA / Canpack US
LLC 144A
3.88%, 11/15/29 1,200 1,118,752
Underline
Saudi Arabia : 0.1%
Dar Al-Arkan Sukuk Co. Ltd.
Reg S
6.88%, 02/26/27 600 603,722
Underline
Serbia : 0.3%
Telecommunications
co Telekom Srbija AD
Belgrade 144A
7.00%, 10/28/29 † 1,350 1,353,119
Underline
Par
(000’s) Value
Singapore : 0.8%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 $ 625 $ 645,277
GLP Pte Ltd. Reg S
4.60% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 06/29/27
(o) 400 207,138
9.75%, 05/20/28 400 397,032
Medco Cypress Tree Pte Ltd.
144A
8.62%, 05/19/30 600 626,720
Medco Maple Tree Pte Ltd.
144A
8.96%, 04/27/29 725 759,994
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 633 650,273
3,286,434
South Africa : 1.6%
Eskom Holdings SOC Ltd.
144A
6.35%, 08/10/28 1,516 1,547,305
8.45%, 08/10/28 725 766,582
Eskom Holdings SOC Ltd.
Reg S
4.31%, 07/23/27 750 736,341
MTN Mauritius Investments
Ltd. 144A
6.50%, 10/13/26 800 807,364
Sasol Financing USA LLC
6.50%, 09/27/28 † 1,125 1,090,701
Transnet SOC Ltd. 144A
8.25%, 02/06/28 1,450 1,514,011
6,462,304
Spain : 0.7%
AES Espana BV 144A
5.70%, 05/04/28 400 384,548
AI Candelaria Spain SA 144A
5.75%, 06/15/33 900 777,064
Colombia
Telecomunicaciones SA
ESP 144A
4.95%, 07/17/30 725 643,189
EnfraGen Energia Sur SAU/
EnfraGen Chile SpA/
EnfraGen Spain SAU 144A
8.50%, 06/30/32 550 560,973
International Airport Finance
SA 144A
12.00%, 03/15/33 531 566,847
2,932,621
Tanzania : 0.1%
AngloGold Ashanti Holdings
PLC
6.50%, 04/15/40 425 436,937
Underline
Thailand : 0.9%
Bangkok Bank PCL 144A

Par
(000’s) Value
Thailand (continued)
3.73% (US Treasury
Yield Curve Rate T 5
Year+1.90%), 09/25/34 $ 1,800 $ 1,676,594
Kasikornbank PCL Reg S
3.34% (US Treasury
Yield Curve Rate T 5
Year+1.70%), 10/02/31 1,200 1,169,657
Muangthai Capital PCL 144A
7.55%, 07/21/30 400 406,995
Muangthai Capital PCL Reg S
6.88%, 09/30/28 600 600,178
3,853,424
Togo : 0.2%
Ecobank Transnational, Inc.
144A
10.12%, 10/15/29 800 843,998
Underline
Trinidad and Tobago : 0.6%
Heritage Petroleum Co. Ltd.
144A
9.00%, 08/12/29 875 902,519
National Gas Co. of Trinidad
& Tobago Ltd. 144A
6.05%, 01/15/36 525 478,419
Telecommunications
Services of Trinidad &
Tobago Ltd. 144A
8.88%, 10/18/29 475 479,216
Trinidad Generation UnLtd
144A
7.75%, 06/16/33 800 824,620
2,684,774
Turkey : 8.4%
Akbank TAS 144A
7.50%, 01/20/30 600 617,817
7.88% (US Treasury
Yield Curve Rate T 5
Year+3.73%), 09/04/35 550 550,605
Anadolu Efes Biracilik Ve
Malt Sanayii AS 144A
3.38%, 06/29/28 600 547,310
Arcelik AS Reg S
8.50%, 09/25/28 † 500 522,686
Aydem Yenilenebilir Enerji
AS 144A
7.75%, 02/02/27 720 714,251
Cimko Cimento Ve Beton
Sanayi Ve Ticaret AS 144A
10.75%, 05/21/30 300 305,883
Eregli Demir ve Celik
Fabrikalari TAS 144A
8.38%, 07/23/29 1,100 1,141,330
Ford Otomotiv Sanayi AS
144A
7.12%, 04/25/29 600 606,603
GDZ Elektrik Dagitim AS
144A
9.00%, 10/15/29 650 631,638
Par
(000’s) Value
Turkey (continued)
ICA ICTAS Altyapi Yavuz
Sultan Selim Koprusu
Ve Kuzey Cevre Otoyolu
Yatirim Ve I Reg S
7.54%, 10/31/27 $ 500 $ 506,016
Limak Cimento Sanayi ve
Ticaret AS 144A
9.75%, 07/25/29 825 840,556
Limak Iskenderun
Uluslararasi Liman
Isletmeciligi AS 144A
9.50%, 07/10/36 389 389,834
Limak Yenilenebilir Enerji AS
144A
9.62%, 08/12/30 600 599,226
Mersin Uluslararasi Liman
Isletmeciligi AS 144A
8.25%, 11/15/28 700 730,675
Pegasus Hava Tasimaciligi
AS 144A
8.00%, 09/11/31 600 608,900
QNB Bank AS Reg S
7.25%, 05/21/29 200 209,315
10.75% (US Treasury
Yield Curve Rate T 5
Year+6.24%), 11/15/33 700 776,456
Ronesans Holding AS 144A
8.50%, 10/10/29 400 391,765
TAV Havalimanlari Holding
AS 144A
8.50%, 12/07/28 475 494,714
TC Ziraat Bankasi AS 144A
7.25%, 02/04/30 900 905,060
8.00%, 01/16/29 600 624,066
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.33%), 08/02/34 600 625,791
9.50%, 08/01/26 450 469,232
Turk Ekonomi Bankasi AS
Reg S
9.38% (US Treasury
Yield Curve Rate T 5
Year+5.41%), 01/17/34 500 525,543
Turk Telekomunikasyon AS
144A
7.38%, 05/20/29 600 618,617
Turkcell Iletisim Hizmetleri
AS 144A
5.80%, 04/11/28 575 571,457
7.45%, 01/24/30 650 668,334
7.65%, 01/24/32 † 550 565,735
Turkiye Garanti Bankasi AS
144A
8.12% (US Treasury
Yield Curve Rate T 5
Year+3.84%), 01/03/35 900 911,525
8.12% (US Treasury
Yield Curve Rate T 5
Year+4.33%), 01/08/36 550 556,999

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Turkey (continued)
8.38% (US Treasury
Yield Curve Rate T 5
Year+4.09%), 02/28/34 $ 650 $ 665,056
Turkiye Ihracat Kredi Bankasi
AS 144A
7.50%, 02/06/28 1,200 1,234,825
9.00%, 01/28/27 625 657,578
Turkiye Is Bankasi AS 144A
7.75%, 06/12/29 600 620,805
Turkiye Sinai Kalkinma
Bankasi AS 144A
7.12%, 10/17/29 450 453,636
7.38%, 07/02/30 350 353,488
9.38%, 10/19/28 400 431,637
Turkiye Vakiflar Bankasi TAO
144A
5.50%, 10/01/26 575 577,996
6.88%, 01/07/30 625 622,608
7.25%, 07/31/30 850 848,939
8.99% (US Treasury
Yield Curve Rate T 5
Year+4.67%), 10/05/34 850 887,092
9.00%, 10/12/28 900 966,152
Turkiye Varlik Fonu Yonetimi
AS Reg S
8.25%, 02/14/29 550 576,162
TVF Varlik Kiralama AS Reg S
6.95%, 01/23/30 1,300 1,319,227
Ulker Biskuvi Sanayi AS 144A
7.88%, 07/08/31 700 725,871
Vestel Elektronik Sanayi ve
Ticaret AS 144A
9.75%, 05/15/29 600 489,729
Yapi ve Kredi Bankasi AS
144A
7.12%, 10/10/29 600 604,165
7.25%, 03/03/30 550 554,699
9.25%, 10/16/28 1,000 1,077,920
9.25% (US Treasury
Yield Curve Rate T 5
Year+5.28%), 01/17/34 775 816,089
Ziraat Katilim Varlik Kiralama
AS Reg S
9.38%, 11/12/26 700 735,554
Zorlu Enerji Elektrik Uretim
AS 144A
11.00%, 04/23/30 1,250 1,212,043
34,659,210
Ukraine : 0.7%
Kernel Holding SA 144A
6.75%, 10/27/27 400 357,956
Metinvest BV 144A
7.65%, 10/01/27 500 406,640
7.75%, 10/17/29 700 536,746
NAK Naftogaz Ukraine via
Kondor Finance PLC 144A
7.62%, 11/08/28 846 664,953
Ukraine Railways Via Rail
Capital Markets PLC Reg S
Par
(000’s) Value
Ukraine (continued)
8.25%, 07/09/26 $ 864 $ 719,264
2,685,559
United Arab Emirates : 1.1%
Alpha Star Holding VIII Ltd.
Reg S
8.38%, 04/12/27 1,750 1,815,800
Axian Telecom Holding &
Management PLC 144A
7.25%, 07/11/30 900 903,683
Five Holdings Bvi Ltd. 144A
9.38%, 10/03/28 500 523,229
Shelf Drilling Holdings Ltd.
144A
9.62%, 04/15/29 1,500 1,285,805
4,528,517
United Kingdom : 5.3%
Allwyn Entertainment
Financing UK PLC 144A
7.88%, 04/30/29 1,150 1,197,869
Avianca Midco 2 PLC 144A
9.00%, 12/01/28 1,675 1,601,719
9.62%, 02/14/30 1,450 1,349,812
Azule Energy Finance PLC
144A
8.12%, 01/23/30 1,850 1,865,131
Bidvest Group UK PLC 144A
3.62%, 09/23/26 725 712,114
Biocon Biologics Global PLC
144A
6.67%, 10/09/29 1,200 1,130,385
Endeavour Mining PLC 144A
7.00%, 05/28/30 750 762,259
IHS Holding Ltd. 144A
6.25%, 11/29/28 750 739,609
7.88%, 05/29/30 800 811,812
8.25%, 11/29/31 † 900 920,976
Panama Infrastructure
Receivable Purchaser PLC
144A
0.00%, 04/05/32 ^ 2,050 1,492,123
Sisecam UK PLC 144A
8.25%, 05/02/29 850 872,959
8.62%, 05/02/32 † 950 979,488
Trident Energy Finance PLC
144A
12.50%, 11/30/29 † 400 413,167
Ukraine Railways Via Rail
Capital Markets PLC Reg S
7.88%, 07/15/28 469 362,875
Vedanta Resources Finance
II PLC 144A
9.47%, 07/24/30 800 788,915
9.85%, 04/24/33 800 803,346
10.25%, 06/03/28 450 464,427
10.88%, 09/17/29 1,750 1,792,634
11.25%, 12/03/31 750 784,242
WE Soda Investments
Holding PLC 144A

Par
(000’s) Value
United Kingdom (continued)
9.38%, 02/14/31 $ 600 $ 629,019
9.50%, 10/06/28 1,250 1,304,522
21,779,403
United States : 3.7%
3R Lux SARL 144A
9.75%, 02/05/31 † 425 438,813
Azul Secured Finance LLP
10.88%, 08/28/30 (d) * 114 1,483
Energuate Trust 144A
5.88%, 05/03/27 500 497,663
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA 144A
5.38%, 12/30/30 1,075 979,567
Kosmos Energy Ltd. 144A
7.50%, 03/01/28 525 451,232
7.75%, 05/01/27 500 473,265
8.75%, 10/01/31 † 850 655,982
Mong Duong Finance
Holdings BV 144A
5.12%, 05/07/29 644 634,527
Playtika Holding Corp. 144A
4.25%, 03/15/29 900 823,765
Sasol Financing USA LLC
4.38%, 09/18/26 975 966,762
5.50%, 03/18/31 1,250 1,041,610
Sasol Financing USA LLC
144A
8.75%, 05/03/29 1,450 1,459,802
SierraCol Energy Andina LLC
144A
6.00%, 06/15/28 858 805,744
Stillwater Mining Co. 144A
4.00%, 11/16/26 1,000 981,327
4.50%, 11/16/29 750 687,445
Wynn Macau Ltd. 144A
5.12%, 12/15/29 1,500 1,444,350
5.50%, 10/01/27 1,175 1,171,973
5.62%, 08/26/28 1,950 1,929,943
15,445,253
Uzbekistan : 1.6%
JSCB Agrobank 144A
9.25%, 10/02/29 600 640,914
National Bank of Uzbekistan
Reg S
8.50%, 07/05/29 500 530,165
Navoi Mining & Metallurgical
Combinat 144A
6.70%, 10/17/28 650 666,148
6.75%, 05/14/30 800 821,028
6.95%, 10/17/31 750 775,245
Navoiyuran State Enterprise
144A
6.70%, 07/02/30 450 446,813
Uzbek Industrial and
Construction Bank ATB
144A
8.95%, 07/24/29 † 600 635,983
Par
(000’s) Value
Uzbekistan (continued)
Uzbekneftegaz JSC 144A
4.75%, 11/16/28 $ 1,050 $ 985,095
8.75%, 05/07/30 1,200 1,262,564
6,763,955
Zambia : 0.3%
First Quantum Minerals Ltd.
144A
6.88%, 10/15/27 † 1,050 1,052,525
Underline
Total Corporate Bonds
(Cost: $398,580,295) 390,813,301
GOVERNMENT OBLIGATIONS: 2.8%
Argentina : 2.4%
Ciudad Autonoma De
Buenos Aires 144A
7.50%, 06/01/27 867 877,917
Provincia de Buenos Aires
144A
6.62%, 09/01/37 (s) 9,009 6,387,915
Provincia de Cordoba 144A
6.88%, 02/01/29 (s) 732 698,990
9.75%, 07/02/32 1,000 1,011,750
Provincia de Mendoza 144A
5.75%, 03/19/29 (s) 508 482,307
Provincia del Chubut 144A
7.75%, 07/26/30 (s) 449 436,394
9,895,273
Turkey : 0.4%
Istanbul Metropolitan
Municipality 144A
10.50%, 12/06/28 850 921,248
10.75%, 04/12/27 375 396,875
1,318,123
Total Government Obligations
(Cost: $8,462,615) 11,213,396
Number
of Shares
COMMON STOCK : 0.0%
Brazil : 0.0%
Azul SA (ADR) * 33,497 12,391
Total Investments Before Collateral for
Securities Loaned: 97.7%
(Cost: $407,074,465) 402,039,088
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
5.1%
Money Market Fund: 5.1%
(Cost: $21,141,303)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.25%(a) 21,141,303 21,141,303

VANECK EMERGING MARKETS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Total Investments: 102.8%
(Cost: $428,215,768) $ 423,180,391
Liabilities in excess of other assets: (2.8)% (11,414,991)
NET ASSETS: 100.0% $ 411,765,400
Definitions:
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
USD United States Dollar
(s) Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at July 31, 2025.
† Security fully or partially on loan. Total market value of securities on loan is $24,425,397.
^ Zero Coupon Bond
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(o) Perpetual Maturity — the date shown, if applicable, is the next call date
* Non-income producing
(d) Security in default
(a) Rate shown is 7-day yield as of period end.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $298,786,301, or 72.6% of net assets.